ORGANIZATION - Additional Information (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
ORGANIZATION
Restricted cash	¥ 0	$ 0	¥ 136,671,970
Finance lease receivables	236,886,052	33,364,703	1,059,488,623
VIE's net asset balance	2,801,208,522	394,541,968	3,120,271,397
Assets pledged as collateral
ORGANIZATION
Finance lease receivables	¥ 0	$ 0	¥ 360,725,648